Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balances	$ 65,984	$ 71,689
Balances	74,483	65,984	$ 71,689
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	150,704	154,645	412,690
Purchase of property, plant and equipment	11,512	10,391	8,185
Acquisitions of subsidiary (Note 26)			1,752
Disposals	(704)	(677)	(24,602)
Disposals of subsidiaries		(10,449)	(225,788)
Transfer	0		29
Transfer to Intangible	0
Translation differences	12,095	(3,206)	(17,621)
Balances	173,607	150,704	154,645
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	84,720	82,956	221,429
Depreciation of the year	7,883	7,545	7,808
Disposals	(413)	(209)	(15,812)
Disposals of subsidiaries		(3,466)	(122,006)
Translation differences	6,934	(1,965)	(8,463)
Other		(141)
Balances	99,124	84,720	82,956
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balances	37,863	39,323
Balances	42,221	37,863	39,323
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	48,312	49,234	52,292
Purchase of property, plant and equipment	632	1,398	2,843
Acquisitions of subsidiary (Note 26)			0
Disposals	0	(329)	(566)
Disposals of subsidiaries		(575)	0
Transfer	199		0
Transfer to Intangible	0
Translation differences	5,512	(1,416)	(5,335)
Balances	54,655	48,312	49,234
Land and buildings | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	10,449	9,911	9,958
Depreciation of the year	777	921	1,023
Disposals	0	0	0
Disposals of subsidiaries		0	0
Translation differences	1,208	(355)	(1,070)
Other		(28)
Balances	12,434	10,449	9,911
Plant and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balances	9,980	13,071
Balances	12,013	9,980	13,071
Plant and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	45,287	47,320	50,698
Purchase of property, plant and equipment	2,487	3,357	1,574
Acquisitions of subsidiary (Note 26)			1,352
Disposals	0	0	(119)
Disposals of subsidiaries		(4,211)	(68)
Transfer	2,466		0
Transfer to Intangible	0
Translation differences	4,149	(1,179)	(6,117)
Balances	54,389	45,287	47,320
Plant and production equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	35,307	34,249	34,197
Depreciation of the year	3,021	2,497	3,433
Disposals	0	0	(12)
Disposals of subsidiaries		(499)	0
Translation differences	4,048	(940)	(3,369)
Other		0
Balances	42,376	35,307	34,249
Vehicles furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balances	14,302	13,001
Balances	14,252	14,302	13,001
Vehicles furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	37,693	34,218	42,959
Purchase of property, plant and equipment	4,659	4,175	2,965
Acquisitions of subsidiary (Note 26)			400
Disposals	(355)	(223)	(10,675)
Disposals of subsidiaries		(46)	(104)
Transfer	(2,466)		29
Transfer to Intangible	0
Translation differences	948	(431)	(1,356)
Balances	40,479	37,693	34,218
Vehicles furniture and fixtures | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	23,391	21,217	25,877
Depreciation of the year	3,057	2,643	1,490
Disposals	(238)	(209)	(5,387)
Disposals of subsidiaries		(11)	(5)
Translation differences	17	(249)	(758)
Other		0
Balances	26,227	23,391	21,217
Wells and prodcution facilities
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0
Balances	0	0	0
Wells and prodcution facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0	140,066
Purchase of property, plant and equipment	0	0	0
Acquisitions of subsidiary (Note 26)			0
Disposals	0	0	0
Disposals of subsidiaries		0	(140,066)
Transfer	0		0
Transfer to Intangible	0
Translation differences	0	0	0
Balances	0	0	0
Wells and prodcution facilities | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0	101,117
Depreciation of the year	0	0	0
Disposals	0	0	0
Disposals of subsidiaries		0	(101,117)
Translation differences	0	0	0
Other		0
Balances	0	0	0
Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0
Balances	0	0	0
Mining property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0	34,332
Purchase of property, plant and equipment	0	0	0
Acquisitions of subsidiary (Note 26)			0
Disposals	0	0	0
Disposals of subsidiaries		0	(34,332)
Transfer	0		0
Transfer to Intangible	0
Translation differences	0	0	0
Balances	0	0	0
Mining property | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0	20,243
Depreciation of the year	0	0	0
Disposals	0	0	0
Disposals of subsidiaries		0	(20,243)
Translation differences	0	0	0
Other		0
Balances	0	0	0
Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balances	1,001	991
Balances	1,467	1,001	991
Works in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	1,001	991	5,331
Purchase of property, plant and equipment	456	55	111
Acquisitions of subsidiary (Note 26)			0
Disposals	0	0	(153)
Disposals of subsidiaries		0	(4,184)
Transfer	0		0
Transfer to Intangible	0
Translation differences	10	(45)	(114)
Balances	1,467	1,001	991
Works in progress | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0	0
Depreciation of the year	0	0	0
Disposals	0	0	0
Disposals of subsidiaries		0	0
Translation differences	0	0	0
Other		0
Balances	0	0	0
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0
Balances	0	0	0
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0	44,758
Purchase of property, plant and equipment	0	0	0
Acquisitions of subsidiary (Note 26)			0
Disposals	0	0	0
Disposals of subsidiaries		0	(44,758)
Transfer	0		0
Transfer to Intangible	0
Translation differences	0	0	0
Balances	0	0	0
Exploration and evaluation assets | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0	0
Depreciation of the year	0	0	0
Disposals	0	0	0
Disposals of subsidiaries		0	0
Translation differences	0	0	0
Other		0
Balances	0	0	0
Others
Disclosure of detailed information about property, plant and equipment [line items]
Balances	2,838	5,303
Balances	4,530	2,838	5,303
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	18,411	22,882	42,254
Purchase of property, plant and equipment	3,278	1,406	692
Acquisitions of subsidiary (Note 26)			0
Disposals	(349)	(125)	(13,089)
Disposals of subsidiaries		(5,617)	(2,276)
Transfer	(199)		0
Transfer to Intangible	0
Translation differences	1,476	(135)	(4,699)
Balances	22,617	18,411	22,882
Others | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	15,573	17,579	30,037
Depreciation of the year	1,028	1,484	1,862
Disposals	(175)	0	(10,413)
Disposals of subsidiaries		(2,956)	(641)
Translation differences	1,661	(421)	(3,266)
Other		(113)
Balances	$ 18,087	$ 15,573	$ 17,579